Commitments and Contingencies - Summary of the issuance of real estate collateral trust and beneficiary certificates of the Group (Detail) - Real Estate Collateral Trust [Member] ₩ in Millions	Dec. 31, 2021 KRW (₩)
NH Jayang Inc [Member] | First Placing Of Collateral Asset [Member]
Disclosure Of Real Estate Collateral Trust And Beneficiary Certificates Of The Group [Line Items]
Commitment (limit) amount	₩ 100,000
Amount provided as collateral for beneficiary rights	120,000
Kyobo Life Insurance [Member] | First Placing Of Collateral Asset [Member]
Disclosure Of Real Estate Collateral Trust And Beneficiary Certificates Of The Group [Line Items]
Commitment (limit) amount	180,000
Amount provided as collateral for beneficiary rights	216,000
Standard Chartered Bank Korea Limited [Member] | First Placing Of Collateral Asset [Member]
Disclosure Of Real Estate Collateral Trust And Beneficiary Certificates Of The Group [Line Items]
Commitment (limit) amount	120,000
Amount provided as collateral for beneficiary rights	144,000
Standard Chartered Bank Korea Limited [Member] | Second Placing Of Collateral Asset [Member]
Disclosure Of Real Estate Collateral Trust And Beneficiary Certificates Of The Group [Line Items]
Commitment (limit) amount	20,000
Amount provided as collateral for beneficiary rights	24,000
Samsung Life Insurance [Member] | First Placing Of Collateral Asset [Member]
Disclosure Of Real Estate Collateral Trust And Beneficiary Certificates Of The Group [Line Items]
Commitment (limit) amount	100,000
Amount provided as collateral for beneficiary rights	120,000
Industrial Bank Of Korea [member] | Second Placing Of Collateral Asset [Member]
Disclosure Of Real Estate Collateral Trust And Beneficiary Certificates Of The Group [Line Items]
Commitment (limit) amount	40,000
Amount provided as collateral for beneficiary rights	48,000
Korea Investment Capital [Member] | Second Placing Of Collateral Asset [Member]
Disclosure Of Real Estate Collateral Trust And Beneficiary Certificates Of The Group [Line Items]
Commitment (limit) amount	40,000
Amount provided as collateral for beneficiary rights	48,000
BNK Capital [Member] | Second Placing Of Collateral Asset [Member]
Disclosure Of Real Estate Collateral Trust And Beneficiary Certificates Of The Group [Line Items]
Commitment (limit) amount	30,000
Amount provided as collateral for beneficiary rights	36,000
LOTTE Engineering Construction [Member] | Third Placing Of Collateral Asset [Member]
Disclosure Of Real Estate Collateral Trust And Beneficiary Certificates Of The Group [Line Items]
Commitment (limit) amount	0
Amount provided as collateral for beneficiary rights	736,921
NH Capital [Member] | Second Placing Of Collateral Asset [Member]
Disclosure Of Real Estate Collateral Trust And Beneficiary Certificates Of The Group [Line Items]
Commitment (limit) amount	20,000
Amount provided as collateral for beneficiary rights	₩ 24,000